Financial instruments by category (Schedule of Credit Quality of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 350,573	$ 223,054
Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	40,211	65,049
Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	39,773	44,144
Moody's, A3 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	949
Moody's, Baa1 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	1,721
Moody's, Baa3 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	178	151
Moody's, Ba1 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	260	15,068
Moody's, Ba2 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	2,953
Moody's, B2 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 0	$ 63